Condensed Separate Financial Information Of Ozon Holdings Plc	12 Months Ended
Dec. 31, 2022
Condensed Separate Financial Information [Abstract]
Condensed separate financial information of ozon holdings plc
35.	CONDENSED SEPARATE FINANCIAL INFORMATION OF OZON HOLDINGS PLC
As of December 31, 2022, the Company was restricted from remitting funds in the form of cash dividends, loans, or advances from its Russian subsidiaries due to an uncertainty around an impact of restrictions on transferring cash funds outside of Russia under the recently enacted Russian capital control and protection measures. As of December 31, 2022, the restricted net assets of consolidated subsidiaries amounted to 17,793. Accordingly, separate condensed financial information of the Company have been presented below, in accordance with Rule
5-04
and Rule
12-04
of SEC Regulation
S-X.
Investments in subsidiaries and associate in the Company’s condensed separate financial information are recognized at cost.

Condensed statements of financial position:

	December 31, 2022	December 31, 2021
Assets
Non-current assets
Investments in subsidiaries	166,346	128,348
Investment in an associate	1,201	1,201
Non-current financial assets at amortized cost	14,009	30
Other non-current assets	1	46

Total non-current assets	181,557	129,625

Current assets
Other current assets	487	184
Current financial assets at amortized cost	25,848	8
Short-term bank deposits	—	17,830
Cash and cash equivalents	5,064	51,419

Total current assets	31,399	69,441

Total assets	212,956	199,066

Equity and liabilities
Total equity	159,023	148,615

Non-current liabilities
Convertible bonds	—	48,358
Conversion options	—	594
Other liabilities	230	323

Total non-current liabilities	230	49,275

Current liabilities
Convertible bonds	53,597	1,045
Other liabilities	107	131

Total current liabilities	53,704	1,176

Total liabilities	53,934	50,451

Total equity and liabilities	212,956	199,056

Condensed statements of profit or loss and other comprehensive income:

	2022	2021	2020

Dividend income from an associate	258	70	141
Interest income	671	62	—
Net gain on revaluation of conversion options	594	6,364	—
Loss on convertible bonds	(8,567)	—	—
Interest expense	(1,666)	(2,067)	(9)
Foreign currency exchange gain/(loss), net	10,199	477	(2,055)
Administration and other expenses	(658)	(878)	(79)
Impairment loss on financial assets	(1,479)	(2)	—
Other income	59	62	6
Other expense	—	—	(1000)

(Loss)/profit before tax	(589)	4,088	(2,996)

Tax expense	(1)	—	—

(Loss)/profit for the year	(590)	4,088	(2,996)

Total comprehensive income	(590)	4,088	(2,996)

Condensed statements of cash flows:

	2022	2021	2020
Net cash used in operating activities	(1,353)	(1,150)	(1,048)
Net cash used in investing activities	(44,222)	(67,941)	(28,272)
Net cash (used in)/ generated from financing activities	(2,269)	54,809	96,693

Net (decrease)/increase in cash and cash equivalents for the year	(47,844)	(14,282)	67,373

Cash and cash equivalents at the beginning of the year	51,419	65,645	167
Effects of exchange rate changes on the balance of cash held in foreign currencies	1,489	56	(1,895)

Cash and cash equivalents at the end of the year	5,064	51,419	65,645

As of December 31, 2022 and 2021 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements.